Interests in Structured Entities - Additional Information (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of unconsolidated structured entities [Line Items]
Investment in startup capital of mutual funds	CAD 1,918		CAD 1,903
Retail mutual fund assets under management	195,472		CAD 169,919
Hancock Victoria Plantations Holdings PTY Limited [Member]
Disclosure of unconsolidated structured entities [Line Items]
Consolidated timber assets	CAD 884	CAD 920